Summary of Significant Accounting Policies and Activities	12 Months Ended
Dec. 31, 2025
EPB 001 [Member]
EBP, Accounting Policy [Line Items]
Summary of Significant Accounting Policies and Activities

Note 2.    Summary of Significant Accounting Policies and Activities

Basis of accounting:

The financial statements of the Plan are prepared on the accrual basis of accounting.

Investment valuation and income recognition:

Investments are reported at fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Plan Administrative Committee determines the Plan’s valuation policies utilizing information provided by investment advisors. See Note 4 for discussion of fair value measurements.

Purchases and sales of securities are recorded on a trade-date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Net appreciation includes the Plan’s gains and losses on investments bought and sold as well as held during the year.

Use of estimates:

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and changes therein, and disclosure of contingent assets and liabilities. Actual results could differ from those estimates.

Concentration of credit risk:

As of December 31, 2025 and 2024, investments in First Community Corporation Unitized Stock Fund comprised 10% and 9% of the Plan’s assets, respectively. As of December 31, 2025 and 2024, the unitized common stock fund was valued at $4,102,439 and $3,194,190, respectively. As of December 31, 2025 and 2024, the actual number of shares of the Company’s common stock in the unitized stock fund held by the Plan was 151,309 and 148,071 shares, respectively.

Notes receivable from participants:

Notes receivable from participants are measured at their unpaid principal balance plus any accrued but unpaid interest. Interest income is recorded on the accrual basis. Related fees are recorded as administrative expenses and are expensed when they are incurred.

Payment of benefits:

Benefits are recorded when paid.

Expenses:

Certain expenses of maintaining the Plan are paid directly by the Bank and are excluded from these financial statements. Fees related to the administration of notes receivable from participants and other distributions to participants are charged directly to the participant’s account and are included in administrative expenses. Investment related expenses are included in net appreciation in fair value of investments.